Revenue - Transition Disclosures, Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Notes and accounts receivable - trade (net of allowances)	$ 7,432	$ 8,295	$ 8,928
Deferred costs (current)	2,300		1,820	[1]
Prepaid expenses and other current assets	2,378		1,860	[1],[2]
Deferred taxes (Note N)	5,216		4,862
Deferred costs (noncurrent)	2,676		2,136	[1]
Investments and sundry assets	2,386		2,783	[1]
Total assets	123,382		125,356		$ 117,470
Liabilities:
Liability for taxes	3,046		4,219
Deferred income (current)	11,165	11,493	11,552
Deferred income (noncurrent)	3,445	3,758	3,746
Total liabilities	106,452		107,631
Equity
Retained earnings	159,206		153,126
AOCI	(29,490)		(26,592)
Total stockholders' equity	16,929		17,725		$ 18,392	$ 14,424
Total liabilities and stockholders' equity	123,382		$ 125,356
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Assets
Notes and accounts receivable - trade (net of allowances)	(533)
Deferred costs (current)	273
Prepaid expenses and other current assets	430
Deferred taxes (Note N)	(190)	$ (184)
Deferred costs (noncurrent)	444
Total assets	425
Liabilities:
Liability for taxes	(56)
Deferred income (current)	(67)
Deferred income (noncurrent)	(31)
Total liabilities	(154)
Equity
Retained earnings	604
AOCI	(26)
Total stockholders' equity	578
Total liabilities and stockholders' equity	425
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjusted Amounts under Prior GAAP
Assets
Notes and accounts receivable - trade (net of allowances)	7,965
Deferred costs (current)	2,027
Prepaid expenses and other current assets	1,948
Deferred taxes (Note N)	5,406
Deferred costs (noncurrent)	2,231
Investments and sundry assets	2,386
Total assets	122,957
Liabilities:
Liability for taxes	3,102
Deferred income (current)	11,232
Deferred income (noncurrent)	3,476
Total liabilities	106,606
Equity
Retained earnings	158,601
AOCI	(29,464)
Total stockholders' equity	16,351
Total liabilities and stockholders' equity	$ 122,957

[1]	** Recast to conform to current period presentation.
[2]	* Recast to reflect adoption of the FASB guidance on restricted cash.